Form N-1A Cover	Aug. 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 05, 2026
Prospectus Date	Aug. 01, 2026